Deferred Tax Assets and Liabilities - Movement in Temporary Differences (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Opening balance	₺ (5,465,364)	₺ (6,161,065)
Income statement charge	2,147,409	608,011	₺ 818,209
Tax charge relating to components of other comprehensive income	180,316	(395,586)	414,419
Acquisition through business combinations		(80,090)
Inflation adjustment	(706,675)	(376,795)
Exchange differences	45,953	940,161
Ending balance	₺ (3,798,361)	₺ (5,465,364)	₺ (6,161,065)